Share-based Compensation (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation
Share-based compensation	15,894	15,700	15,818
Restaurant wages and related expenses
Share-based Compensation
Share-based compensation	4,900	3,928	3,351
Selling, general and administrative
Share-based Compensation
Share-based compensation	10,994	11,772	12,467